RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Components of Net Periodic Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Amortization of net actuarial gain (loss)	$ 2	$ 28
Amortization of prior service benefit	(1)	(1)
Pension Plan | UNITED STATES
Net periodic benefit cost (benefit) [Abstract]
Service cost - benefits earned during the period	0	0	$ 0
Interest cost on benefit obligation	21	14	14
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	(19)	(27)	(29)
Amortization of actuarial gain (loss)	0	0	4
Amortization of prior service benefit	0	0	0
Total periodic benefit cost (benefit)	2	(13)	(11)
Settlement loss	(4)	(4)	(1)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial (gain) loss	22	16	(92)
Amortization of net actuarial gain (loss)	0	0	(4)
Amortization of prior service benefit	0	0	0
Settlement and Curtailment Gain (Loss), before Tax	(4)	(4)	(1)
Foreign Currency	0	0	0
Total recognized in other comprehensive (income) loss	18	12	(97)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	24	3	(107)
Pension Plan | Foreign Plan
Net periodic benefit cost (benefit) [Abstract]
Service cost - benefits earned during the period	16	22	22
Interest cost on benefit obligation	24	9	8
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	(36)	(43)	(49)
Amortization of actuarial gain (loss)	(2)	25	53
Amortization of prior service benefit	0	0	0
Total periodic benefit cost (benefit)	2	13	34
Settlement loss	0	0	0
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial (gain) loss	(13)	(83)	(114)
Amortization of net actuarial gain (loss)	2	(25)	(53)
Amortization of prior service benefit	0	0	0
Settlement and Curtailment Gain (Loss), before Tax	0	0	0
Foreign Currency	2	11	5
Total recognized in other comprehensive (income) loss	(9)	(97)	(162)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(7)	(84)	(128)
Post-Retirement Benefit Plan | UNITED STATES
Net periodic benefit cost (benefit) [Abstract]
Service cost - benefits earned during the period	0	1	1
Interest cost on benefit obligation	4	2	2
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	(4)	(6)	(6)
Amortization of actuarial gain (loss)	(1)	(2)	4
Amortization of prior service benefit	(1)	(1)	(1)
Total periodic benefit cost (benefit)	(2)	(6)	0
Settlement loss	0	0	0
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial (gain) loss	9	15	(30)
Amortization of net actuarial gain (loss)	1	2	(4)
Amortization of prior service benefit	1	1	1
Settlement and Curtailment Gain (Loss), before Tax	0	0	0
Foreign Currency	0	0	0
Total recognized in other comprehensive (income) loss	11	18	(33)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$ 9	$ 12	$ (33)